Revenues	12 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Revenues
22.	Revenues

a)	Operating sales

	2025	2024	2023
Sales of grains	442,530	420,072	593,787
Sales of cotton	90,583	79,800	39,600
Sales of sugarcane	325,265	239,313	247,260
Sales of beef cattle	26,457	31,362	26,262
Lease	11,868	17,833	17,997
Other revenues	5,026	7,400	5,542
Gross operating revenue	901,729	795,780	930,448

Sales deductions
Taxes on sales	(24,286)	(24,654)	(27,076)
Net revenue	877,443	771,126	903,372

b)	Sale of farms

	2025	2024	2023
Sale of farm (i)	343,113	421,549	544,995
Adjustment to present value	(101,814)	(127,024)	(99,566)
Gross revenue from sale of farm	241,299	294,525	445,429
Sales taxes	(8,304)	(10,751)	(14,811)
Cost of sale of farm	(52,909)	(35,399)	(84,553)
Gain from sale of farm	180,086	248,375	346,065
Selling expenses	(6,825)	(5,787)	(189)
Income tax and social contribution	(7,007)	(9,072)	(17,490)
Net gain from sale of farms	166,254	233,516	328,386

(i)	In compliance with the obligations related to the sale of farms in previous years, a net revenue of R$5,165 was recognized related to the official measurement of Jatobá Farm (R$902 Rio do Meio I Farm in June 2023). This condition refers to the variable consideration concept established in IFRS15 – Revenue from client agreement.

Revenue from the sale of biological assets is recognized when control of the assets is transferred to the customer, generally upon physical delivery of the assets or as contractually stipulated. This recognition occurs at a specific point in time, as provided for IFRS 15, which states that an entity should recognize revenue when (or as) it satisfies a performance obligation by transferring control of a good or service to the customer.

Revenue from the sale of rural properties is recognized when all criteria for transferring ownership of the asset are met, including the execution of the sale and purchase agreement, settlement or commencement of payment as agreed, and the transfer of risks and rewards to the buyer. In cases where there are contractual clauses that imply additional obligations or conditions precedent, the Company assesses whether revenue recognition should occur over time, in accordance with the ongoing performance criteria established in the standard rule.